Document and Entity Information	Jan. 10, 2019
Prospectus:
Document Type	497
Document Period End Date	Jan. 10, 2019
Registrant Name	KINETICS MUTUAL FUNDS INC
Central Index Key	0001083387
Amendment Flag	false
Document Creation Date	Jan. 10, 2019
Document Effective Date	Jan. 10, 2019
Prospectus Date	Apr. 30, 2018
Kinetics Internet Fund | Advisor Class C
Prospectus:
Trading Symbol	KINCX
Kinetics Internet Fund | No Load Class
Prospectus:
Trading Symbol	WWWFX
Kinetics Internet Fund | Advisor Class A
Prospectus:
Trading Symbol	KINAX
Kinetics Global Fund | Advisor Class A
Prospectus:
Trading Symbol	KGLAX
Kinetics Global Fund | Advisor Class C
Prospectus:
Trading Symbol	KGLCX
Kinetics Global Fund | No Load Class
Prospectus:
Trading Symbol	WWWEX
Kinetics Market Opportunities Fund | No Load Class
Prospectus:
Trading Symbol	KMKNX
Kinetics Market Opportunities Fund | Advisor Class A
Prospectus:
Trading Symbol	KMKAX
Kinetics Market Opportunities Fund | Advisor Class C
Prospectus:
Trading Symbol	KMKCX
Kinetics Market Opportunities Fund | Institutional Class
Prospectus:
Trading Symbol	KMKYX
Kinetics Small Cap Opportunities Fund | Advisor Class C
Prospectus:
Trading Symbol	KSOCX
Kinetics Small Cap Opportunities Fund | No Load Class
Prospectus:
Trading Symbol	KSCOX
Kinetics Small Cap Opportunities Fund | Advisor Class A
Prospectus:
Trading Symbol	KSOAX
Kinetics Small Cap Opportunities Fund | Institutional Class
Prospectus:
Trading Symbol	KSCYX
Kinetics Paradigm Fund | No Load Class
Prospectus:
Trading Symbol	WWNPX
Kinetics Paradigm Fund | Advisor Class A
Prospectus:
Trading Symbol	KNPAX
Kinetics Paradigm Fund | Advisor Class C
Prospectus:
Trading Symbol	KNPCX
Kinetics Paradigm Fund | Institutional Class
Prospectus:
Trading Symbol	KNPYX
Kinetics Medical Fund | Advisor Class C
Prospectus:
Trading Symbol	KRXCX
Kinetics Medical Fund | No Load Class
Prospectus:
Trading Symbol	MEDRX
Kinetics Medical Fund | Advisor Class A
Prospectus:
Trading Symbol	KRXAX
Kinetics Multi-Disciplinary Income Fund | No Load
Prospectus:
Trading Symbol	KMDNX
Kinetics Multi-Disciplinary Income Fund | Advisor Class A
Prospectus:
Trading Symbol	KMDAX
Kinetics Multi-Disciplinary Income Fund | Advisor Class C
Prospectus:
Trading Symbol	KMDCX
Kinetics Multi-Disciplinary Income Fund | Institutional Class
Prospectus:
Trading Symbol	KMDYX
Kinetics Alternative Income Fund | Advisor Class A
Prospectus:
Trading Symbol	KWIAX
Kinetics Alternative Income Fund | Advisor Class C
Prospectus:
Trading Symbol	KWICX
Kinetics Alternative Income Fund | No Load Class
Prospectus:
Trading Symbol	KWINX
Kinetics Alternative Income Fund | Institutional Class
Prospectus:
Trading Symbol	KWIIX